Trade and other payables (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Adjustments for increase (decrease) in trade and other payables	€ 642	€ 284	€ 1,495
Trade and other payables	16,902	16,793
Other current liabilities	3,980	€ 1,515
Euro [Member]
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Trade and other payables	6,484
Us Dollar [Member]
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Trade and other payables	9,403
Increase (decrease) due to application of IFRS 15 [member]
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Adjustments for increase (decrease) in trade and other payables	113
Exploration & Production [Member]
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Other current liabilities	1,004
Exploration & Production [Member] | Reclassification to other current liabilities IFRS 15 [Member]
Disclosure Of Trade And Other Payables Explanatory [Line Items]
Other current liabilities	€ 785